Short-term investments (Details 1)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Short-term investments	$ 263,983,405	¥ 1,797,964,573	¥ 899,151,784
Fair Value, Inputs, Level 1 [Member]
Short-term investments		276,075,078	265,947,428
Fair Value, Inputs, Level 2 [Member]
Short-term investments		1,521,889,495	633,204,356
Fair Value, Inputs, Level 3 [Member]
Short-term investments
Equity Securities And E T Fs [Member]
Short-term investments	40,534,302	276,075,078	265,947,428
Equity Securities And E T Fs [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments		276,075,078	265,947,428
Equity Securities And E T Fs [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments
Equity Securities And E T Fs [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term investments
Structured Ffinancial Products [Member]
Short-term investments		426,048,037	633,204,356
Structured Ffinancial Products [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Structured Ffinancial Products [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments		426,048,037	633,204,356
Structured Ffinancial Products [Member] | Fair Value, Inputs, Level 3 [Member]
Short-term investments
Time Deposit [Member]
Short-term investments	90,895,250	619,078,458
Time Deposit [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Time Deposit [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments		619,078,458
Currency Linked Structured Investment [Member]
Short-term investments	$ 70,000,000	476,763,000
Currency Linked Structured Investment [Member] | Fair Value, Inputs, Level 1 [Member]
Short-term investments
Currency Linked Structured Investment [Member] | Fair Value, Inputs, Level 2 [Member]
Short-term investments		¥ 476,763,000